Offerings	Nov. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,655,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,469.99
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2029
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,600,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,878.20
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2031
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,244,562,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,276.94
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2033
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,193,820,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 103,862.34
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2036
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,488,390,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 129,489.93
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2056
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 742,162,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 64,568.14
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.